Monitoring Equipment (Tables)	3 Months Ended
Dec. 31, 2014
Monitoring Equipment Tables
Schedule Of Monitoring Property And Equipment
	December 31,	September 30,
	2014	2014
Monitoring equipment	$3,506,749	$3,166,217
Less: accumulated depreciation	(1,449,671)	(1,251,551)
Monitoring equipment, net of accumulated depreciation	$2,057,078	$1,914,666